Intangible assets (Tables)	12 Months Ended
Dec. 31, 2021
Changes in intangible assets other than goodwill [abstract]
Schedule of intangible assets
$
As at December 31, 2019	18,696,229
Effects of foreign exchange	505,264
As at December 31, 2020	19,201,493
Additions	500,000
Acquisition of Lucid	6,314,571
As at December 31, 2021	26,016,064

Accumulated amortization
As at December 31, 2019	1,875,604
Amortization	3,894,467
Effects of foreign exchange	7,031
As at December 31, 2020	5,777,102
Amortization	4,037,223
As at December 31, 2021	9,814,325

Net book value
As at December 31, 2020	13,424,391
As at December 31, 2021	16,201,739